LEASES - Schedule of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 788.0	$ 545.8
Additions and remeasurements	37.4	153.4
Business combinations (Note 2)		128.4
Depreciation	(73.4)	(65.3)
Impairment		(0.7)
Purchase of assets under lease (Note $13)		(9.1)
Transfers and others	(1.8)	(0.2)
Foreign currency exchange differences	(6.8)	35.7
Right-of-use assets, ending balance	743.4	788.0
Buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	613.3	473.9
Additions and remeasurements	37.4	135.4
Business combinations (Note 2)		22.4
Depreciation	(52.4)	(45.8)
Impairment		(0.7)
Purchase of assets under lease (Note $13)		0.0
Transfers and others	(7.9)	(0.9)
Foreign currency exchange differences	(2.5)	29.0
Right-of-use assets, ending balance	587.9	613.3
Simulators
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	151.1	51.9
Additions and remeasurements	0.0	0.0
Business combinations (Note 2)		106.0
Depreciation	(14.4)	(13.3)
Impairment		0.0
Purchase of assets under lease (Note $13)		0.0
Transfers and others	6.1	0.0
Foreign currency exchange differences	(3.8)	6.5
Right-of-use assets, ending balance	139.0	151.1
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	23.6	9.9
Additions and remeasurements	0.0	18.0
Business combinations (Note 2)		0.0
Depreciation	(6.6)	(5.2)
Impairment		0.0
Purchase of assets under lease (Note $13)		0.0
Transfers and others	0.0	0.7
Foreign currency exchange differences	(0.5)	0.2
Right-of-use assets, ending balance	16.5	23.6
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0.0	10.1
Additions and remeasurements	0.0	0.0
Business combinations (Note 2)		0.0
Depreciation	0.0	(1.0)
Impairment		0.0
Purchase of assets under lease (Note $13)		(9.1)
Transfers and others	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Right-of-use assets, ending balance	$ 0.0	$ 0.0